Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Summary of Income Tax Expense

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Income tax expense	(70,623)	(94,178)	(355,740)	(154,835)
Income tax expense	(70,623)	(94,178)	(355,740)	(154,835)

Summary of Reconciliation of Income Tax Benefit And The Accounting Loss

Reconciliation of income tax benefit at statutory tax rate and the income tax expense as reported in the unaudited condensed consolidated statement of profit or loss and other comprehensive income is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Loss before income tax	(29,660,450)	(21,803,695)	(57,394,089)	(44,373,987)
Income tax against statutory rate in The Netherlands (25.8%)	7,652,396	5,625,353	14,807,675	11,448,489
Effect of tax rates in other countries	(4,260,352)	(3,135,934)	(8,412,880)	(6,380,538)
Deferred tax assets recognition effects	(3,224,214)	(2,473,007)	(6,007,203)	(4,989,138)
Non-deductible expenses	(238,743)	(110,591)	(573,609)	(233,648)
Prior period adjustments	290	—	(169,723)	—
Total tax charge	(70,623)	(94,178)	(355,740)	(154,835)